Allowances for Trade Receivable, Finance Subsidiaries-receivables and Other Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Trade accounts and notes receivable: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	¥ 7,293	¥ 7,904	¥ 8,555
Additions - Charged to costs and expenses	2,810	3,773	3,625
Deductions - Bad debts written off	2,721	3,858	3,849
Foreign currency translation	503	(526)	(427)
Balance at end of year	7,885	7,293	7,904
Finance subsidiaries-receivables:
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	25,982	32,115	45,076
Additions - Charged to costs and expenses	10,059	13,032	13,305
Deductions - Bad debts written off	16,376	18,438	22,913
Foreign currency translation	1,517	(727)	(3,353)
Balance at end of year	21,182	25,982	32,115
Allowance for credit losses
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	20,616	24,890	35,823
Additions - Charged to costs and expenses	9,234	11,625	10,146
Deductions - Bad debts written off	13,198	15,484	18,302
Foreign currency translation	1,176	(415)	(2,777)
Balance at end of year	17,828	20,616	24,890
Allowance for losses on lease residual values
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	5,366	7,225	9,253
Additions - Charged to costs and expenses	825	1,407	3,159
Deductions - Bad debts written off	3,178	2,954	4,611
Foreign currency translation	341	(312)	(576)
Balance at end of year	3,354	5,366	7,225
Other assets: Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	23,036	23,275	9,319
Additions - Charged to costs and expenses	687	1,293	15,839
Deductions - Bad debts written off	1,063	1,311	1,734
Foreign currency translation	94	(221)	(149)
Balance at end of year	¥ 22,754	¥ 23,036	¥ 23,275